April 3, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:  VANGUARD CALIFORNIA TAX-FREE FUNDS (THE TRUST)

     FILE NO. 33-1569

-------------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines

Securities Regulation, Legal Department